Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

The table below presents the balances of major classes of assets and accumulated depreciation.

		As of
(in millions)	Estimated Useful Lives	September 30, 2014	December 31, 2013
Land		$88.4	$88.6
Building and improvements	20 to 40 years	47.5	45.0
Advertising structures	5 to 20 years	1,662.4	1,662.3
Furniture, equipment and other	3 to 10 years	76.1	77.2
Construction in progress		15.7	18.9
		1,890.1	1,892.0
Less: accumulated depreciation		1,185.7	1,136.6
Property and equipment, net		$704.4	$755.4

Depreciation expense was $79.3 million for the nine months ended September 30, 2014, and $78.3 million for the nine months ended September 30, 2013.

3) PROPERTY AND EQUIPMENT
The table below presents the balances of major classes of assets and accumulated depreciation.

At December 31,	2013	2012
Land	$88.6	$87.8
Buildings and improvements	45.0	45.7
Advertising structures	1,662.3	1,655.9
Furniture, equipment and other	77.2	76.3
Construction in progress	18.9	13.5
	1,892.0	1,879.2
Less accumulated depreciation	1,136.6	1,071.3
Property and equipment, net	$755.4	$807.9

Depreciation expense was $104.5 million, $105.9 million and $109.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.